Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The Company made the final installment payment in October 2014.

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

The Company made the final installment payment in October 2014.

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Schedule of Pro Forma Information

The following tables set forth the unaudited pro forma results of the Company for the three and six months ended June 30, 2015 and 2014, as if the acquisition had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined:

	Three Months Ended		Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenues	$1,001,251	$608,917	$2,006,690	$1,107,433
Net Loss	(8,887,306)	(4,246,802)	(12,051,793)	(7,852,576)
Basic and diluted net loss per common share	$(0.36)	$(0.65)	$(0.56)	$(1.22)
Weighted average shares - basic and diluted	24,464,979	6,536,602	21,627,532	6,451,619

The following tables set forth the unaudited pro forma results of the Company for the years ended December 31, 2014 and 2013, as if the acquisition had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined:

	Year Ended
	December 31, 2014	December 31, 2013
	(unaudited)	(unaudited)
Revenues	$2,670,142	$2,108,727
Net Loss	$(16,443,673)	$(15,144,439)
Basic and diluted net loss per common share	$(1.43)	$(3.54)
Weighted average shares - basic and diluted	11,477,666	4,279,890